Interim Consolidated Statement of Comprehensive Income Interim Consolidated Statement of Comprehensive Income - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net profit	€ (1,048)	€ 4,652	€ (2,742)	€ 5,271
Components of other comprehensive income that will not be reclassified to profit or loss, before tax [abstract]
Other comprehensive income, before tax, gains (losses) on remeasurements of defined benefit plans	0	0	0	0
Income tax relating to remeasurements of defined benefit plans included in other comprehensive income	0	0	0	0
Other Comprehensive Income From Discontinuing Operations That Will Not Be Reclassified To Profit Or Loss, Net Of Tax	0	(9)	0	(9)
Other comprehensive income that will not be reclassified to the Consolidated Income Statement in subsequent periods, net of tax	0	(9)	0	(9)
Components of other comprehensive income that will be reclassified to profit or loss, net of tax [abstract]
Other comprehensive income, before tax, cash flow hedges	(108)	(75)	(306)	(173)
Other comprehensive income, before tax, exchange differences on translation	(481)	(215)	(790)	221
Share of other comprehensive income of associates and joint ventures accounted for using equity method, before tax	(29)	(19)	(56)	(23)
Income tax relating to cash flow hedges included in other comprehensive income	28	21	92	48
Other Comprehensive Income From Discontinuing Operations That Will Be Reclassified To Profit Or Loss, Net Of Tax	0	(4)	0	9
Other comprehensive income that will be reclassified to profit or loss, net of tax	(590)	(292)	(1,060)	82
Other comprehensive income	(590)	(301)	(1,060)	73
Comprehensive income	(1,638)	4,351	(3,802)	5,344
Total Comprehensive income attributable to:
Owners of the parent	(1,627)	4,349	(3,789)	5,335
Non-controlling interests	(11)	2	(13)	9
Total Comprehensive income attributable to owners of the parent
Comprehensive Income From Continuing Operations, Attributable To Owners Of Parent	(1,627)	499	(3,789)	1,368
Comprehensive Income From Discontinuing Operations, Attributable To Owners Of Parent	€ 0	€ 3,850	€ 0	€ 3,967